Earnings / (loss) per share	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Earnings / (loss) per share
38.
Earnings / (loss) per share

	For the year ended March 31,
	2020**	2021**	2022	2022
	(INR)	(INR)	(INR)	(USD)
The following reflects the profit and share data used for the basic and diluted EPS computations
Loss attributable to equity holders of the parent	(2,696)	(7,818)	(16,077)	(212)
Add: Loss attributable to one class B share @	—	—	551	7
Add: Loss attributable to one class D share ^	—	—	437	6
Loss attributable to equity holders of Class A and C for basic and diluted earnings	(2,696)	(7,818)	(15,089)	(199)
Loss per share: Basic and Diluted
Equity shares (in INR)	(7.08)	(19.49)	—	—
Equity shares: Class A shares (in INR, par value of USD 0.0001)	—	—	(40.82)	(0.54)
Equity shares: Class C shares (in INR, par value of USD 0.0001)	—	—	(40.82)	(0.54)

	For the year ended March 31,
	2020**	2021**	2022
Weighted average number of equity shares in calculating basic EPS*#
Weighted Average number of shares of RPPL	380,631,871	401,122,836	127,082,377
Class A shares of the Company	—	—	170,901,108
Class C shares of the Company	—	—	71,666,828
Weighted average number of equity shares in calculating basic EPS	380,631,871	401,122,836	369,650,313

*The weighted average number of ordinary shares outstanding for the year ended March 31, 2022:

(a)
the number of ordinary shares outstanding from April 1, 2021 to August 23, 2021 is computed on the basis of the weighted average number of ordinary shares of RPPL outstanding during the year multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share); and
(b)
the number of ordinary shares outstanding from August 24, 2021 to March 31, 2022 is the actual number of ordinary shares of the Company outstanding during that year.

**The earnings per share disclosed for the year ended March 31, 2021 and 2020 is calculated by dividing:

(a)
Profit or loss of RPPL attributable to ordinary shareholders; by
(b)
RPPL's historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share).

@ Class B share is not the most subordinate to other classes of equity instruments as per IAS 33. Refer Note 16 for terms of Class B share.

^ Class D share is a redeemable share and therefore, is not considered as ordinary shares as per IAS 33. Refer Note 16 for terms of Class D share.

#Since the effect of all potential equity shares was anti-dilutive in year ended March 2022 and 2021, it has not been considered for the purpose of computing diluted earnings per share.